Fair value estimate - Changes in assets and liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in financial assets
Financial assets at beginning of period	$ 99,184
Financial assets at end of period	88,190
Changes in financial liabilities
Financial liabilities at beginning of period	54,412
Financial liabilities at end of period	43,358
Level 3 | Fair value measurement
Changes in financial assets
Financial assets at beginning of period	270
Gain and losses recognized in income statement	25
Financial assets at end of period	295
Changes in financial liabilities
Financial liabilities at beginning of period	209
Gain and losses recognized in income statement	(31)
Financial liabilities at end of period	$ 178